Business Combination - Schedule of Determination of Goodwill (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 17, 2018 BRL (R$)	Apr. 17, 2018 USD ($)
Disclosure Of Business Combinations [Line Items]
Goodwill		$ 945,512	$ 1,173,043
Enel Distribución Sao Paulo S.A. (formerly Eletropaulo Metropolitana De Eletricidade De Sao Paulo S.A.)
Disclosure Of Business Combinations [Line Items]
Cash consideration transferred	R$ 7,069,345	1,863,874
Non-controlling interests assumed in the acquisition	256,616	67,658
(-) Net assets acquired and liabilities assumed	(5,187,349)	(1,367,674)		R$ (5,187,349)	$ (1,367,674)
Goodwill	R$ 2,138,612	$ 563,858